Revenue - Schedule of Changes in Contract Assets and Contract Liabilities Balance (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contract Assets
Balance at the beginning of the year	₨ 19,854	₨ 23,001
Amount reclassified to receivables pertaining to fixed price development contracts on completion of milestones	(14,730)	(18,139)
Increase due to revenue recognized during the year	10,617	14,896
Translation adjustment	54	96
Balance at the end of the year	15,795	19,854
Contract Liabilities
Balance at the beginning of the year	17,653	22,682
Revenue recognized from opening balance of contract liabilities	(14,695)	(19,815)
Increase due to invoicing during the year	17,036	14,761
Translation adjustment	69	25
Balance at the end of the year	₨ 20,063	₨ 17,653